Nature of Business and Financial Statement Presentation (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of estimated useful lives
Certain real estate assets are depreciated using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Building and building and land improvements	20 - 40 years
Furniture, fixtures, and equipment	5 - 10 years
Tenant improvements	The shorter of the term of the related lease or useful life